UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

535 Madison Avenue, 37th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Direxion Funds

535 Madison Avenue, 37th Floor

New York, NY 10022
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Monthly High Yield Bull 1.2X Fund
Investor | DXHYX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly High Yield Bull 1.2X Fund	$139	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three U.S. high-yield corporate bond ETFs, which is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. During the Annual Period the index benefited from stable credit spreads and a favorable carry backdrop as moderating inflation and a resilient U.S. economy supported demand for below-investment-grade debt. Performance was led by higher-quality BB-rated bonds, which outperformed lower-rated cohorts as investors favored income with moderate credit risk. Energy, communications, and consumer cyclicals were among the strongest industry contributors. Duration exposure remained limited, and returns were largely driven by spread compression and coupon income rather than rate movements.
For the Annual Period, the Solactive High Yield Beta Index returned 8.00% and had volatility of 5.63%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned 6.46%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 9.65%. Factors that may materially impact Fund performance, include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Monthly High Yield Bull 1.2X Fund	PAGE 1	TSR-AR-254939127

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/17/2016)
Direxion Monthly High Yield Bull 1.2X Fund	6.46	3.02	4.82
S&P 500® Index	15.88	14.74	15.52
Solactive High Yield Beta Index	8.00	4.92	6.10
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$7,204,285
Number of Holdings	4
Net Advisory Fee	$138,456
Portfolio Turnover	913%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Investment Companies	80.0%
Total Return Swap Contracts	40.0%
Total (as % of net assets)	120.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly High Yield Bull 1.2X Fund	PAGE 2	TSR-AR-254939127

Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Investor | DXNLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly NASDAQ-100 Bull 1.25X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$127	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.25X Fund seeks to provide 125% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies included in the index have an average daily trading volume of at least 200,000 shares. During the Annual Period gains were concentrated in the largest mega-cap technology and communication services companies, which continued to drive index performance. The information technology sector, particularly semiconductor and software names, delivered strong returns supported by robust demand for artificial intelligence and cloud infrastructure. Communication Services also contributed meaningfully, led by digital advertising and streaming platforms. While large-cap growth stocks outperformed, volatility increased as investors rotated among high-valuation segments within the index.
For the Annual Period, the NASDAQ-100® Index returned 20.52% and had volatility of 23.96%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 21.44%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 25.83%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Monthly NASDAQ-100 Bull 1.25X Fund	PAGE 1	TSR-AR-25460D101

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	21.44	15.08	21.99
NASDAQ-100® Index	20.52	15.00	20.30
NASDAQ Composite Index	21.95	13.60	18.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$8,775,965
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	820%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	68.0%
Investment Companies	57.0%
Total (as % of net assets)	125.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.2%
Consumer Staples	5.0%
Industrials	4.6%
Health Care	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Financials	0.4%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.6%
Microsoft Corp.	8.7%
Apple, Inc.	7.9%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.4%
Meta Platforms, Inc. Class A	3.7%
Netflix, Inc.	2.9%
Alphabet Inc. Class A	2.8%
Tesla, Inc.	2.8%
Alphabet Inc. Class C	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ-100 Bull 1.25X Fund	PAGE 2	TSR-AR-25460D101

Direxion Monthly NASDAQ 100 Bull 1.75X Fund
Investor | DXQLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly NASDAQ 100 Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$151	1.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies included in the index have an average daily trading volume of at least 200,000 shares. During the Annual Period gains were concentrated in the largest mega-cap technology and communication services companies, which continued to drive index performance. The information technology sector, particularly semiconductor and software names, delivered strong returns supported by robust demand for artificial intelligence and cloud infrastructure. Communication services also contributed meaningfully, led by digital advertising and streaming platforms. While large-cap growth stocks outperformed, volatility increased as investors rotated among high-valuation segments within the index.
For the Annual Period, the NASDAQ-100® Index returned 20.52% and had volatility of 23.96%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned 28.94%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 36.57%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 1	TSR-AR-254939200

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	28.94	18.39	30.87
NASDAQ-100® Index	20.52	15.00	19.67
NASDAQ Composite Index	21.95	13.60	17.29
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$531,022,814
Number of Holdings	5
Net Advisory Fee	$3,553,113
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	122.9%
Investment Companies	52.1%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.2%
Consumer Staples	5.0%
Industrials	4.6%
Health Care	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Financials	0.4%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.6%
Microsoft Corp.	8.7%
Apple, Inc.	7.9%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.4%
Meta Platforms, Inc. Class A	3.7%
Netflix, Inc.	2.9%
Alphabet Inc. Class A	2.8%
Tesla, Inc.	2.8%
Alphabet Inc. Class C	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ 100 Bull 1.75X Fund	PAGE 2	TSR-AR-254939200

Direxion Monthly S&P 500 Bull 1.75X Fund
Investor | DXSLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly S&P 500 Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly S&P 500® Bull 1.75X Fund	$149	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly S&P 500® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the S&P 500® Index. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Stocks are selected based on market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted, market capitalization-weighted index. During the Annual Period, the index advanced on broad corporate earnings growth, with large-cap technology and consumer discretionary sectors leading performance. Information technology, especially semiconductor and hardware companies, was a key driver, while consumer discretionary benefited from resilient household spending. Industrials also added positively as supply chains normalized and capital expenditures remained solid. In contrast, defensive sectors such as utilities and consumer staples lagged amid a risk-on environment. Market leadership remained concentrated in the largest companies, though breadth modestly improved relative to prior periods.
For the Annual Period, the S&P 500® Index returned 15.88% and had volatility of 18.95%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly S&P 500® Bull 1.75X Fund returned 20.92%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 28.11%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 1	TSR-AR-254939705

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly S&P 500® Bull 1.75X Fund	20.92	20.08	21.66
S&P 500® Index	15.88	14.74	14.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$122,155,327
Number of Holdings	4
Net Advisory Fee	$882,269
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	128.6%
Investment Companies	46.4%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	33.5%
Financials	14.0%
Health Care	10.5%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.1%
Microsoft Corp.	7.4%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet Inc. Class A	2.1%
Alphabet Inc. Class C	1.7%
Berkshire Hathaway Inc. Class B	1.6%
Tesla, Inc.	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly S&P 500 Bull 1.75X Fund	PAGE 2	TSR-AR-254939705

Direxion Monthly Small Cap Bull 1.75X Fund
Investor | DXRLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly Small Cap Bull 1.75X Fund	$139	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly Small Cap Bull 1.75X Fund seeks to provide 175% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. During the Annual Period small-cap equities saw more modest gains, as tighter financing conditions and elevated rate sensitivity weighed on performance. Strength in industrials and select energy companies was partially offset by weakness in regional banks, health care, and unprofitable technology names. Investor preference for large-cap growth limited flows into small- and micro-cap segments, while higher volatility reflected the index’s greater exposure to domestically focused and more rate-sensitive industries.
For the Annual Period, the Russell 2000® Index returned 8.17% and had volatility of 23.63%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Small Cap Bull 1.75X Fund returned 5.65%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 11.90%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 1	TSR-AR-254939838

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly Small Cap Bull 1.75X Fund	5.65	10.36	8.68
S&P 500® Index	15.88	14.74	14.60
Russell 2000 Index	8.17	10.13	8.88
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,247,869
Number of Holdings	5
Net Advisory Fee	$44,682
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	121.2%
Investment Companies	53.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	18.9%
Industrials	18.4%
Health Care	15.5%
Consumer Discretionary	12.2%
Information Technology	12.0%
Real Estate	6.4%
Energy	5.1%
Materials	3.7%
Consumer Staples	3.6%
Utilities	2.2%
Communication Services	2.0%

Top 10 Constituents of Index	(%)
Credo Technology Group Holding Ltd.	0.7%
Fabrinet	0.4%
Kratos Defense and Security Solutions, Inc.	0.4%
Bloom Energy Corp.	0.4%
IonQ, Inc.	0.4%
The Ensign Group, Inc.	0.4%
Nextracker, Inc.	0.3%
SPX Technologies, Inc.	0.3%
Chart Industries, Inc.	0.3%
UMB Financial Corp.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 2	TSR-AR-254939838

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Investor | DXKLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$134	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund seeks to provide 175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. During the Annual Period intermediate-duration Treasuries experienced fluctuating yields amid shifting Federal Reserve policy expectations and evolving inflation data. Early-period gains were driven by expectations of eventual rate cuts, while later volatility reflected changing market views on the pace and timing of monetary easing. Seven- to ten-year maturities remained sensitive to changes in the real yield curve, with auction dynamics and foreign demand also influencing returns. Overall, price movements and carry produced moderate gains, while volatility reflected uncertainty surrounding policy and supply conditions.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 2.94% and had volatility of 6.22%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund returned -1.42%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 4.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	PAGE 1	TSR-AR-254939689

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	-1.42	-9.36	-2.00
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
ICE U.S. Treasury 7-10 Year Bond Index	2.94	-2.22	1.22
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$23,532,381
Number of Holdings	5
Net Advisory Fee	$41,115
Portfolio Turnover	296%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	128.1%
Investment Companies	46.9%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.7%
US 10 Year T-Note, 4.375% 2034-05-15	8.7%
US 10 Year T-Note, 4.250% 2034-11-15	8.6%
US 10 Year T-Note, 4.250% 2035-05-15	8.6%
US 10 Year T-Note, 4.500% 2033-11-15	8.4%
US 10 Year T-Note, 4.000% 2034-02-15	8.4%
US 10 Year T-Note, 3.875% 2034-08-15	8.3%
US 10 Year T-Note, 3.875% 2033-08-15	7.5%
US 10 Year T-Note, 4.125% 2032-11-15	7.1%
US 10 Year T-Note, 3.500% 2033-02-15	6.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	PAGE 2	TSR-AR-254939689

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	PAGE 3	TSR-AR-254939689

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investor | DXKSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$139	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund seeks to provide -175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. During the Annual Period intermediate-duration Treasuries experienced fluctuating yields amid shifting Federal Reserve policy expectations and evolving inflation data. Early-period gains were driven by expectations of eventual rate cuts, while later volatility reflected changing market views on the pace and timing of monetary easing. Seven- to ten-year maturities remained sensitive to changes in the real yield curve, with auction dynamics and foreign demand also influencing returns. Overall, price movements and carry produced moderate gains, while volatility reflected uncertainty surrounding policy and supply conditions.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 2.94% and had volatility of 6.22%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund returned 5.69%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of -5.73%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	PAGE 1	TSR-AR-254939184

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	5.69	9.90	0.16
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
ICE U.S. Treasury 7-10 Year Bond Index	2.94	-2.22	1.22
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,287,904
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-175.0%
Total (as % of net assets)	-175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.7%
US 10 Year T-Note, 4.375% 2034-05-15	8.7%
US 10 Year T-Note, 4.250% 2034-11-15	8.6%
US 10 Year T-Note, 4.250% 2035-05-15	8.6%
US 10 Year T-Note, 4.500% 2033-11-15	8.4%
US 10 Year T-Note, 4.000% 2034-02-15	8.4%
US 10 Year T-Note, 3.875% 2034-08-15	8.3%
US 10 Year T-Note, 3.875% 2033-08-15	7.5%
US 10 Year T-Note, 4.125% 2032-11-15	7.1%
US 10 Year T-Note, 3.500% 2033-02-15	6.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	PAGE 2	TSR-AR-254939184

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	PAGE 3	TSR-AR-254939184

Hilton Tactical Income Fund
Investor Class | HCYAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$115	1.12%
*	Annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the course of the Annual Period, markets presented a dynamic backdrop shaped by evolving economic indicators, shifting monetary policy expectations, and emerging global investment trends. United States equity indices broadly ended the period near record highs, despite heightened volatility and signs of a softening labor market heading into late summer 2025. International markets also participated in the gains, supported by a weaker United States dollar and widespread anticipation of interest rate cuts by global central banks.
The Federal Reserve’s stance evolved as labor market data showed increasing signs of weakness. Investors responded to ongoing tariff revisions and their lagged impact on inflation, as well as to a more cautious outlook surrounding the September seasonality, which has historically brought elevated equity volatility. Meanwhile, fixed income markets benefited from moderating Treasury yields. Economic growth remained solid, buoyed by unprecedented capital expenditures in the artificial intelligence sector, while corporate earnings consistently exceeded analyst expectations, providing a strong foundation for continued market strength.
The portfolio management team at Hilton Capital Management maintained its disciplined investment process, which has been in place for nearly 25 years. This process involves evaluating key economic data, identifying inflection points, developing a medium- to long-term outlook based on changing conditions, and allocating capital accordingly. The team actively manages risk-on and risk-off positioning across several dimensions: overall equity allocation (with 40 percent considered a neutral weight), sector exposures within equities, credit versus United States Treasuries within fixed income, and duration, or interest rate sensitivity.
Throughout the Annual Period, the portfolio maintained a modestly risk-on posture, which served investors well. This was reflected in an equity allocation above 40 percent and an emphasis on credit exposure. Sector positioning was overweight technology and financials, benefiting from both the artificial intelligence investment cycle and a lower interest rate environment. In retrospect, the primary area of caution was duration. The fixed income portfolio maintained a relatively short duration due to concerns that tariffs could reignite inflation and push rates higher—an outcome that did not materialize.
At the end of the Annual Period, The Hilton Tactical Income Fund held 2.7% in cash, 46.4% in equities, and 50.9% in fixed income.

Top Contributors
↑	American Healthcare REIT, Inc.
↑	JPMorgan Chase & Co.
↑	Wells Fargo & Co.
↑	Taiwan Semiconductor Manufacturing Co. Ltd.
↑	Meta Platforms, Inc.
Hilton Tactical Income Fund	PAGE 1	TSR-AR-254939176

Top Detractors
↓	Booz Allen Hamilton Holding Corp.
↓	Eli Lilly & Co.
↓	Merck & Co., Inc.
↓	UnitedHealth Group, Inc.
↓	Accenture PLC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Investor Class	5.63	5.71	5.41
S&P 500® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$125,042,754
Number of Holdings	102
Net Advisory Fee	$702,105
Portfolio Turnover	92%
Distribution Yield - Investor Class	3.60%
Hilton Tactical Income Fund	PAGE 2	TSR-AR-254939176

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
U.S. Treasury Note, 4.13%, 11/30/2029	6.3%
iShares MBS ETF	5.4%
JPMorgan Nasdaq Equity Premium Income ETF	5.3%
Janus Henderson AAA CLO ETF	4.5%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.8%
JPMorgan Equity Premium Income ETF	3.5%
Vanguard Intermediate-Term Corporate Bond ETF	2.5%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%

Security Type	(%)
Investment Companies	39.5%
Common Stocks	32.4%
Corporate Bonds	19.1%
U.S. Treasury Securities	6.3%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	50.9%
Equity	46.4%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 3	TSR-AR-254939176

Hilton Tactical Income Fund
Institutional Class | HCYIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$90	0.87%
*	Annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the course of the Annual Period, markets presented a dynamic backdrop shaped by evolving economic indicators, shifting monetary policy expectations, and emerging global investment trends. United States equity indices broadly ended the period near record highs, despite heightened volatility and signs of a softening labor market heading into late summer 2025. International markets also participated in the gains, supported by a weaker United States dollar and widespread anticipation of interest rate cuts by global central banks.
The Federal Reserve’s stance evolved as labor market data showed increasing signs of weakness. Investors responded to ongoing tariff revisions and their lagged impact on inflation, as well as to a more cautious outlook surrounding the September seasonality, which has historically brought elevated equity volatility. Meanwhile, fixed income markets benefited from moderating Treasury yields. Economic growth remained solid, buoyed by unprecedented capital expenditures in the artificial intelligence sector, while corporate earnings consistently exceeded analyst expectations, providing a strong foundation for continued market strength.
The portfolio management team at Hilton Capital Management maintained its disciplined investment process, which has been in place for nearly 25 years. This process involves evaluating key economic data, identifying inflection points, developing a medium- to long-term outlook based on changing conditions, and allocating capital accordingly. The team actively manages risk-on and risk-off positioning across several dimensions: overall equity allocation (with 40 percent considered a neutral weight), sector exposures within equities, credit versus United States Treasuries within fixed income, and duration, or interest rate sensitivity.
Throughout the Annual Period, the portfolio maintained a modestly risk-on posture, which served investors well. This was reflected in an equity allocation above 40 percent and an emphasis on credit exposure. Sector positioning was overweight technology and financials, benefiting from both the artificial intelligence investment cycle and a lower interest rate environment. In retrospect, the primary area of caution was duration. The fixed income portfolio maintained a relatively short duration due to concerns that tariffs could reignite inflation and push rates higher—an outcome that did not materialize.
At the end of the Annual Period, The Hilton Tactical Income Fund held 2.7% in cash, 46.4% in equities, and 50.9% in fixed income.

Top Contributors
↑	American Healthcare REIT, Inc.
↑	JPMorgan Chase & Co.
↑	Wells Fargo & Co.
↑	Taiwan Semiconductor Manufacturing Co. Ltd.
↑	Meta Platforms, Inc.
Hilton Tactical Income Fund	PAGE 1	TSR-AR-254939168

Top Detractors
↓	Booz Allen Hamilton Holding Corp.
↓	Eli Lilly & Co.
↓	Merck & Co., Inc.
↓	UnitedHealth Group, Inc.
↓	Accenture PLC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $50,000 chart reflects a hypothetical $50,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $50,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Institutional Class	5.78	5.94	5.66
S&P 500® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$125,042,754
Number of Holdings	102
Net Advisory Fee	$702,105
Portfolio Turnover	92%
Distribution Yield - Institutional Class	3.84%
Hilton Tactical Income Fund	PAGE 2	TSR-AR-254939168

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
U.S. Treasury Note, 4.13%, 11/30/2029	6.3%
iShares MBS ETF	5.4%
JPMorgan Nasdaq Equity Premium Income ETF	5.3%
Janus Henderson AAA CLO ETF	4.5%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.8%
JPMorgan Equity Premium Income ETF	3.5%
Vanguard Intermediate-Term Corporate Bond ETF	2.5%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%

Security Type	(%)
Investment Companies	39.5%
Common Stocks	32.4%
Corporate Bonds	19.1%
U.S. Treasury Securities	6.3%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	50.9%
Equity	46.4%
Other	2.7%
Total (as % of net assets)	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 3	TSR-AR-254939168

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen Berkery is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$227,400	$227,400
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$57,368	$57,368
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Ernst & Young LLP to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	NONE	NONE
Registrant’s Investment Adviser	NONE	NONE

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Direxion

Direxion Funds

Annual Financial Statements and Additional Information
AUGUST 31, 2025

535 Madison Avenue, 37th Floor New York, New York 10022 www.direxion.com

1.2X Bull Fund

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X Bull Fund

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)

1.75X Bull Funds

Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund (DXKLX)

1.75X Bear Funds

DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 79.8%
35,546	iShares iBoxx High Yield Corporate Bond ETF(a)	$2,874,250
29,500	SPDR Bloomberg High Yield Bond ETF(a)	2,876,545
	TOTAL INVESTMENT COMPANIES (Cost $5,415,421)	$5,750,795
	SHORT TERM INVESTMENTS — 7.2%
	Money Market Funds — 7.2%
510,000	Invesco Government & Agency Portfolio Institutional Shares, 4.21%(b)(c)	$510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $510,000)	$510,000
	TOTAL INVESTMENTS (Cost $5,925,421) — 87.0%	$6,260,795
	Other Assets in Excess of Liabilities — 13.0%	943,490
	TOTAL NET ASSETS — 100.0%	$7,204,285

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $510,000.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	SOFR + 0.70%	UBS Securities LLC	12/17/2025	30,136	$2,777,740	$103,892

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

DIREXION MONTHLY NASDAQ-100® BULL 1.25X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 57.2%
8,797	Invesco QQQ Trust Series 1(a)	$5,017,809
	TOTAL INVESTMENT COMPANIES (Cost $4,187,043)	$5,017,809
	SHORT TERM INVESTMENTS — 11.2%
	Money Market Funds — 11.2%
984,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(b)(c)	$984,081
	TOTAL SHORT TERM INVESTMENTS (Cost $984,081)	$984,081
	TOTAL INVESTMENTS (Cost $5,171,124) — 68.4%	$6,001,890
	Other Assets in Excess of Liabilities — 31.6%	2,774,075
	TOTAL NET ASSETS — 100.0%	$8,775,965

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $984,081.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	207	$4,543,006	$269,016
Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	47	872,599	215,915
					$5,415,605	$484,931

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

DIREXION MONTHLY NASDAQ-100® BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 52.2%
485,495	Invesco QQQ Trust Series 1(a)	$276,926,348
	TOTAL INVESTMENT COMPANIES (Cost $152,415,696)	$276,926,348
	SHORT TERM INVESTMENTS — 16.4%
	Money Market Funds — 16.4%
60,887,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(b)(c)	$60,887,830
26,230,000	Invesco Government & Agency Portfolio Institutional Shares, 4.21%(b)(c)	26,230,000
	TOTAL SHORT TERM INVESTMENTS (Cost $87,117,830)	$87,117,830
	TOTAL INVESTMENTS (Cost $239,533,526) — 68.6%	$364,044,178
	Other Assets in Excess of Liabilities — 31.4%	166,978,636
	TOTAL NET ASSETS — 100.0%	$531,022,814

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $87,117,830.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	13,072	$283,799,511	$14,150,070
Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	14,805	321,007,006	17,563,169
					$604,806,517	$31,713,239

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

DIREXION MONTHLY S&P 500® BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 46.4%
87,516	iShares Core S&P 500 ETF(a)	$56,738,373
	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$56,738,373
	SHORT TERM INVESTMENTS — 13.5%
	Money Market Funds — 13.5%
16,440,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(b)(c)	$16,440,000
	TOTAL SHORT TERM INVESTMENTS (Cost $16,440,000)	$16,440,000
	TOTAL INVESTMENTS (Cost $50,331,889) — 59.9%	$73,178,373
	Other Assets in Excess of Liabilities — 40.1%	48,976,954
	TOTAL NET ASSETS — 100.0%	$122,155,327

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,440,000.
Long Total Return Swap Contracts
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2025	13,170	$80,479,975	$2,691,423
Total return of S&P 500® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	11,153	61,962,390	9,268,086
					$142,442,365	$11,959,509

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

DIREXION MONTHLY SMALL CAP BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 53.8%
21,156	iShares Russell 2000 ETF(a)	$4,975,257
	TOTAL INVESTMENT COMPANIES (Cost $3,854,873)	$4,975,257
	SHORT TERM INVESTMENTS — 11.2%
	Money Market Funds — 11.2%
879,749	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(b)(c)	$879,749
160,000	Invesco Government & Agency Portfolio Institutional Shares, 4.21%(b)(c)	160,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,039,749)	$1,039,749
	TOTAL INVESTMENTS (Cost $4,894,622) — 65.0%	$6,015,006
	Other Assets in Excess of Liabilities — 35.0%	3,232,863
	TOTAL NET ASSETS — 100.0%	$9,247,869

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,039,749.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2025	2,267	$5,040,649	$300,042
Total return of Russell 2000® Index	SOFR + 0.54%	UBS Securities LLC	12/17/2025	2,472	5,145,033	625,898
					$10,185,682	$925,940

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

DIREXION MONTHLY 7-10 YEAR TREASURY BULL 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 46.9%
114,757	iShares 7-10 Year Treasury Bond ETF(a)	$11,033,886
	TOTAL INVESTMENT COMPANIES (Cost $10,838,561)	$11,033,886
	SHORT TERM INVESTMENTS — 23.7%
	Money Market Funds — 23.7%
4,600,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(b)(c)	$4,600,000
981,472	Invesco Government & Agency Portfolio Institutional Shares, 4.21%(b)(c)	981,472
	TOTAL SHORT TERM INVESTMENTS (Cost $5,581,472)	$5,581,472
	TOTAL INVESTMENTS (Cost $16,420,033) — 70.6%	$16,615,358
	Other Assets in Excess of Liabilities — 29.4%	6,917,023
	TOTAL NET ASSETS — 100.0%	$23,532,381

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at August 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,581,472.
LONG TOTAL RETURN SWAP CONTRACTS
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	242,103	$23,011,859	$206,693
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.69%	UBS Securities LLC	12/17/2025	71,647	6,765,374	95,453
					$29,777,233	$302,146

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

DIREXION MONTHLY 7-10 YEAR TREASURY BEAR 1.75X FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 39.6%
	Money Market Funds — 39.6%
340,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.11%(a)(b)	$340,000
170,000	Invesco Government & Agency Portfolio Institutional Shares, 4.21%(a)(b)	170,000
	TOTAL SHORT TERM INVESTMENTS (Cost $510,000)	$510,000
	TOTAL INVESTMENTS (Cost $510,000) — 39.6%	$510,000
	Other Assets in Excess of Liabilities — 60.4%	777,904
	TOTAL NET ASSETS — 100.0%	$1,287,904

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at August 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $510,000.
Short Total Return Swap Contracts
August 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.60%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	15,539	$ 1,474,443	$ (13,443)
SOFR + 0.05%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	7,883	743,260	(11,606)
					$ 2,217,703	$ (25,049)

SOFR - Secured Overnight Financing Rate was 4.34% as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Direxion Funds
Statements of Assets and Liabilities
August 31, 2025

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$6,260,795	$6,001,890	$364,044,178
Cash equivalents (Note 2)	1,524,140	2,646,285	153,790,921
Receivable for Fund shares sold	—	4,606	133,424
Interest receivable	4,648	14,176	531,196
Dividends receivable	1,518	4,710	319,980
Receivable for investments sold	2,630,092	—	—
Unrealized appreciation on swap contracts	103,892	484,931	31,713,239
Due from Adviser, net (Note 4)	—	2,594	—
Prepaid expenses and other assets	37,659	29,905	18,602
Total assets	10,562,744	9,189,097	550,551,540
LIABILITIES:
Payable for Fund shares redeemed	3,290,209	—	710,427
Deposits from broker for swap contracts	—	400,000	17,950,000
Due to broker for swap contracts	3,761	—	—
Due to Adviser, net (Note 4)	17,257	—	360,696
Accrued distribution expenses	1,862	1,987	113,119
Accrued expenses and other liabilities	45,370	11,145	394,484
Total liabilities	3,358,459	413,132	19,528,726
NET ASSETS	$7,204,285	$8,775,965	$531,022,814
Net Assets Consists of:
Paid-in capital	$40,914,630	$11,403,654	$328,893,883
Total distributable earnings/(accumulated loss)	(33,710,345)	(2,627,689)	202,128,931
Total net assets	$7,204,285	$8,775,965	$531,022,814
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$7,204,285	$8,775,965	$531,022,814
Shares issued and outstanding(a)	408,013	99,078	5,032,614
Net asset value per share	$17.66	$88.58	$105.51
Cost:
Investments, at cost	$5,925,421	$5,171,124	$239,533,526

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Direxion Funds
Statements of Assets and Liabilities
August 31, 2025(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$73,178,373	$6,015,006
Cash equivalents (Note 2)	40,834,382	2,618,037
Unrealized appreciation on swap contracts	11,959,509	925,940
Interest receivable	133,746	10,146
Dividends receivable	58,558	5,042
Receivable for Fund shares sold	25,713	48,506
Due from Adviser, net (Note 4)	—	1,691
Prepaid expenses and other assets	20,230	13,096
Total assets	126,210,511	9,637,464
LIABILITIES:
Payable for Fund shares redeemed	139,642	5,939
Deposits from broker for swap contracts	3,710,000	370,000
Due to Adviser, net (Note 4)	95,752	—
Accrued distribution expenses	25,449	1,884
Accrued expenses and other liabilities	84,341	11,772
Total liabilities	4,055,184	389,595
NET ASSETS	$122,155,327	$9,247,869
Net Assets Consists of:
Paid-in capital	$86,754,912	$17,522,707
Total distributable earnings/(accumulated loss)	35,400,415	(8,274,838)
Total net assets	$122,155,327	$9,247,869
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$122,155,327	$9,247,869
Shares issued and outstanding(a)	1,634,458	102,329
Net asset value per share	$74.74	$90.37
Cost:
Investments, at cost	$50,331,889	$4,894,622

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Direxion Funds
Statements of Assets and Liabilities
August 31, 2025(Continued)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
ASSETS:
Investments, at fair value (Note 2)	$16,615,358	$510,000
Cash equivalents (Note 2)	6,908,043	731,714
Receivable for Fund shares sold	8,383	69,886
Interest receivable	16,056	2,852
Dividends receivable	12,551	1,797
Unrealized appreciation on swap contracts	302,146	—
Prepaid expenses and other assets	15,871	12,116
Total assets	23,878,408	1,328,365
LIABILITIES:
Payable for Fund shares redeemed	71,757	—
Deposits from broker for swap contracts	240,000	—
Unrealized depreciation on swap contracts	—	25,049
Due to Adviser, net (Note 4)	15,706	5,816
Accrued distribution expenses	3,259	278
Accrued expenses and other liabilities	15,305	9,318
Total liabilities	346,027	40,461
NET ASSETS	$23,532,381	$1,287,904
Net Assets Consists of:
Paid-in capital	$30,483,915	$19,775,453
Total accumulated loss	(6,951,534)	(18,487,549)
Total net assets	$23,532,381	$1,287,904
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$23,532,381	$1,287,904
Shares issued and outstanding(a)	1,088,703	46,402
Net asset value per share	$21.62	$27.76
Cost:
Investments, at cost	$16,420,033	$510,000

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

Direxion Funds
Statements of Operations
For the Year Ended August 31, 2025

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
INVESTMENT INCOME:
Dividend income	$1,618,126	$59,975	$5,984,024
Interest income	184,664	119,315	4,996,583
Total investment income	1,802,790	179,290	10,980,607
EXPENSES:
Investment advisory fees (Note 4)	230,715	57,083	3,529,979
State registration fees	103,864	66,293	58,762
Distribution expenses (Note 4)	76,905	19,028	1,176,660
Fund administration and accounting fees	33,708	8,241	509,270
Audit fees	14,845	11,199	84,135
Legal fees	13,632	3,353	208,568
Management services fees (Note 4)	12,857	3,370	210,872
Licensing fees	7,300	4,567	188,265
Insurance fees	5,227	1,289	79,978
Trustees’ fees	4,484	1,096	68,608
Reports to shareholders	3,787	949	57,936
Interest expense	—	5,591	254,023
Other expenses and fees	221	4,993	28,888
Total expenses	507,545	187,052	6,455,944
Recoupment of expenses by Adviser (Note 4)	11,304	—	29,600
Reimbursement of expenses from Adviser (Note 4)	(103,563)	(93,931)	(6,466)
Net expenses	415,286	93,121	6,479,078
Net investment income	1,387,504	86,169	4,501,529
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	530,217	187,243	5,620,097
Swap contracts	162,519	150,598	64,095,502
Net realized gain	692,736	337,841	69,715,599
Net change in unrealized appreciation (depreciation) on:
Investments	(1,351,021)	242,836	35,285,599
Swap contracts	(553,672)	399,506	11,494,243
Net change in unrealized appreciation (depreciation)	(1,904,693)	642,342	46,779,842
Net realized and unrealized gain (loss)	(1,211,957)	980,183	116,495,441
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,547	$1,066,352	$120,996,970

The accompanying notes are an integral part of these financial statements.

11

Direxion Funds
Statements of Operations
For the Year Ended August 31, 2025(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
INVESTMENT INCOME:
Dividend income	$1,962,239	$214,707
Interest income	1,241,539	133,840
Total investment income	3,203,778	348,547
EXPENSES:
Investment advisory fees (Note 4)	860,625	87,139
Distribution expenses (Note 4)	286,875	29,046
Fund administration and accounting fees	124,343	12,603
Interest expense	95,853	12,969
Management services fees (Note 4)	51,006	5,107
Legal fees	50,850	5,149
State registration fees	44,070	27,472
Audit fees	28,074	11,830
Licensing fees	22,951	8,133
Insurance fees	19,519	1,974
Trustees’ fees	16,727	1,699
Reports to shareholders	14,125	1,430
Other expenses and fees	8,316	7,724
Total expenses	1,623,334	212,275
Recoupment of expenses by Adviser (Note 4)	28,021	—
Reimbursement of expenses from Adviser (Note 4)	(6,377)	(42,457)
Net expenses	1,644,978	169,818
Net investment income	1,558,800	178,729
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,790,119	(372,713)
Swap contracts	10,588,263	(1,509,970)
Net realized gain (loss)	13,378,382	(1,882,683)
Net change in unrealized appreciation (depreciation) on:
Investments	4,620,691	(42,797)
Swap contracts	4,141,404	(91,347)
Net change in unrealized appreciation (depreciation)	8,762,095	(134,144)
Net realized and unrealized gain (loss)	22,140,477	(2,016,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,699,277	$(1,838,098)

The accompanying notes are an integral part of these financial statements.

12

Direxion Funds
Statements of Operations
For the Year Ended August 31, 2025(Continued)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
INVESTMENT INCOME:
Dividend income	$279,053	$56,400
Interest income	112,898	85,310
Total investment income	391,951	141,710
EXPENSES:
Investment advisory fees (Note 4)	73,558	24,492
State registration fees	29,903	25,936
Distribution expenses (Note 4)	24,519	8,164
Audit fees	11,545	10,514
Fund administration and accounting fees	10,647	3,524
Legal fees	4,346	1,447
Management services fees (Note 4)	3,782	2,037
Insurance fees	1,667	572
Trustees’ fees	1,430	476
Reports to shareholders	1,207	424
Licensing fees	261	2,139
Interest expense	1,450	1,108
Other expenses and fees	1,983	3,282
Total expenses	166,298	84,115
Recoupment of expenses by Adviser (Note 4)	5,887	4,352
Reimbursement of expenses from Adviser (Note 4)	(38,330)	(43,274)
Net expenses	133,855	45,193
Net investment income	258,096	96,517
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(183,375)	—
Swap contracts	(552,743)	(313,893)
Net realized loss	(736,118)	(313,893)
Net change in unrealized appreciation (depreciation) on:
Investments	69,897	—
Swap contracts	119,124	84,031
Net change in unrealized appreciation	189,021	84,031
Net realized and unrealized loss	(547,097)	(229,862)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(289,001)	$(133,345)

The accompanying notes are an integral part of these financial statements.

13

Direxion Funds
Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,387,504	$1,986,542	$86,169	$190,446
Net realized gain (loss)	692,736	(159,693)	337,841	3,057,119
Net change in unrealized appreciation (depreciation)	(1,904,693)	1,755,583	642,342	(178,835)
Net increase in net assets from operations	175,547	3,582,432	1,066,352	3,068,730
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,387,504)	(1,988,496)	(190,446)	(27,963)
From return of capital	(1,786)	(10,456)	—	—
Total distributions to shareholders	(1,389,290)	(1,998,952)	(190,446)	(27,963)
CAPITAL TRANSACTIONS:
Shares sold	315,113,674	477,777,941	94,378,947	152,975,024
Shares issued in reinvestment of distributions	1,382,755	1,996,814	186,155	27,460
Shares redeemed	(367,405,903)	(445,088,066)	(99,496,160)	(157,204,799)
Net increase (decrease) in net assets from capital transactions	(50,909,474)	34,686,689	(4,931,058)	(4,202,315)
NET INCREASE (DECREASE) IN NET ASSETS	(52,123,217)	36,270,169	(4,055,152)	(1,161,548)
NET ASSETS:
Beginning of the year	59,327,502	23,057,333	12,831,117	13,992,665
End of the year	$7,204,285	$59,327,502	$8,775,965	$12,831,117
SHARES TRANSACTIONS
Shares sold	17,983,586	28,277,483	1,172,235	2,355,415
Shares issued in reinvestment of distributions	79,007	118,046	2,362	444
Shares redeemed	(21,043,378)	(26,404,358)	(1,246,591)	(2,427,343)
Total increase (decrease) in shares outstanding	(2,980,785)	1,991,171	(71,994)	(71,484)

The accompanying notes are an integral part of these financial statements.

14

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund		Direxion Monthly S&P 500® Bull 1.75X Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$4,501,529	$4,553,713	$1,558,800	$1,794,374
Net realized gain	69,715,599	120,405,468	13,378,382	16,443,614
Net change in unrealized appreciation	46,779,842	12,499,737	8,762,095	18,553,561
Net increase in net assets from operations	120,996,970	137,458,918	23,699,277	36,791,549
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,553,713)	(1,780,224)	(13,027,551)	(660,881)
Total distributions to shareholders	(4,553,713)	(1,780,224)	(13,027,551)	(660,881)
CAPITAL TRANSACTIONS:
Shares sold	153,494,398	222,602,612	88,598,254	103,338,165
Shares issued in reinvestment of distributions	4,484,567	1,755,621	12,954,236	653,887
Shares redeemed	(189,345,530)	(274,791,967)	(109,811,988)	(103,568,041)
Net increase (decrease) in net assets from capital transactions	(31,366,565)	(50,433,734)	(8,259,498)	424,011
NET INCREASE IN NET ASSETS	85,076,692	85,244,960	2,412,228	36,554,679
NET ASSETS:
Beginning of the year	445,946,122	360,701,162	119,743,099	83,188,420
End of the year	$531,022,814	$445,946,122	$122,155,327	$119,743,099
SHARES TRANSACTIONS
Shares sold	1,735,662	3,312,227	1,378,702	1,869,628
Shares issued in reinvestment of distributions	49,396	27,394	187,700	12,472
Shares redeemed	(2,150,065)	(4,057,707)	(1,668,027)	(1,836,234)
Total increase (decrease) in shares outstanding	(365,007)	(718,086)	(101,625)	45,866

The accompanying notes are an integral part of these financial statements.

15

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly Small Cap Bull 1.75X Fund
	Year Ended August 31,
	2025	2024
OPERATIONS:
Net investment income	$178,729	$198,031
Net realized gain (loss)	(1,882,683)	156,653
Net change in unrealized appreciation (depreciation)	(134,144)	1,611,064
Net increase (decrease) in net assets from operations	(1,838,098)	1,965,748
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(198,031)	(83,098)
Total distributions to shareholders	(198,031)	(83,098)
CAPITAL TRANSACTIONS:
Shares sold	18,900,564	30,115,593
Shares issued in reinvestment of distributions	196,012	81,290
Shares redeemed	(22,545,242)	(28,363,757)
Net increase (decrease) in net assets from capital transactions	(3,448,666)	1,833,126
NET INCREASE (DECREASE) IN NET ASSETS	(5,484,795)	3,715,776
NET ASSETS:
Beginning of the year	14,732,664	11,016,888
End of the year	$9,247,869	$14,732,664
SHARES TRANSACTIONS
Shares sold	224,211	397,835
Shares issued in reinvestment of distributions	2,321	1,064
Shares redeemed	(294,020)	(383,106)
Total increase (decrease) in shares outstanding	(67,488)	15,793

The accompanying notes are an integral part of these financial statements.

16

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund		Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$258,096	$270,462	$96,517	$183,332
Net realized gain (loss)	(736,118)	588,960	(313,893)	2,004,720
Net change in unrealized appreciation (depreciation)	189,021	415,206	84,031	(993,909)
Net increase (decrease) in net assets from operations	(289,001)	1,274,628	(133,345)	1,194,143
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(270,462)	(197,048)	(138,462)	(238,839)
Total distributions to shareholders	(270,462)	(197,048)	(138,462)	(238,839)
CAPITAL TRANSACTIONS:
Shares sold	56,820,222	60,606,664	8,855,348	11,531,459
Shares issued in reinvestment of distributions	267,999	196,150	136,732	235,949
Shares redeemed	(45,594,420)	(52,815,631)	(10,619,928)	(24,685,708)
Net increase (decrease) in net assets from capital transactions	11,493,801	7,987,183	(1,627,848)	(12,918,300)
NET INCREASE (DECREASE) IN NET ASSETS	10,934,338	9,064,763	(1,899,655)	(11,962,996)
NET ASSETS:
Beginning of the year	12,598,043	3,533,280	3,187,559	15,150,555
End of the year	$23,532,381	$12,598,043	$1,287,904	$3,187,559
SHARES TRANSACTIONS
Shares sold	2,645,447	2,545,623	308,444	392,109
Shares issued in reinvestment of distributions	13,241	7,889	4,943	7,997
Shares redeemed	(2,072,192)	(2,195,024)	(383,536)	(767,328)
Total increase (decrease) in shares outstanding	586,496	358,488	(70,149)	(367,222)

The accompanying notes are an integral part of these financial statements.

17

DIREXION FUNDS
Financial Highlights
August 31, 2025

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year	Total Return[3]	Net Assets, End of Year (,000)	Total Expenses[4]	Net Expenses[4,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[4]	Total Expenses	Net Expenses[5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[6]
Direxion Monthly High Yield Bull 1.2X Fund
Year ended August 31, 2025	$17.51	0.79	0.30	1.09	(0.94)	—	(0.00)[7]	(0.94)	$17.66	6.46%	$7,204	1.65%	1.35%	4.51%	1.65%	1.35%	4.51%	913%
Year ended August 31, 2024	$16.50	0.75	1.00	1.75	(0.74)	—	(0.00)7	(0.74)	$17.51	10.90%	$59,328	1.47%	1.35%	4.40%	1.47%	1.35%	4.40%	869%
Year ended August 31, 2023	$16.76	0.94	0.01	0.95	(1.21)	—	—	(1.21)	$16.50	5.94%	$23,057	1.49%	1.35%	5.65%	1.49%	1.35%	5.65%	2,720%
Year ended August 31, 2022	$21.57	0.50	(3.49)	(2.99)	(1.78)	—	(0.04)	(1.82)	$16.76	−14.45%	$19,002	1.37%	1.35%	2.53%	1.37%	1.35%	2.53%	2,768%
Year ended August 31, 2021	$20.34	0.42	1.28	1.70	(0.46)	—	(0.01)	(0.47)	$21.57	8.46%	$91,324	—%	1.35%	2.00%	—%	1.35%	2.00%	1,181%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Year ended August 31, 2025	$75.00	0.91	14.90	15.81	(2.23)	—	—	(2.23)	$88.58	21.44%	$8,776	2.45%	1.22%	1.14%	2.38%	1.15%	1.21%	820%
Year ended August 31, 2024	$57.69	1.23	16.22	17.45	(0.14)	—	—	(0.14)	$75.00	30.30%	$12,831	1.88%	1.25%	1.89%	1.78%	1.15%	1.99%	1,132%
Year ended August 31, 2023	$44.25	0.73	12.71	13.44	—	—	—	—	$57.69	30.37%	$13,993	2.30%	1.19%	1.47%	2.26%	1.15%	1.51%	1,037%
Year ended August 31, 2022	$65.56	(0.67)	(15.86)	(16.53)	—	(4.78)	—	(4.78)	$44.25	−27.50%	$7,281	1.77%	1.35%	(1.15)%	1.57%	1.15%	(0.95)%	0%
Year ended August 31, 2021	$52.59	(0.61)	17.67	17.06	—	(4.09)	—	(4.09)	$65.56	34.93%	$20,940	1.50%	1.15%	(1.13)%	1.50%	1.15%	(1.13)%	0%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Year ended August 31, 2025	$82.62	0.87	22.89	23.76	(0.87)	—	—	(0.87)	$105.51	28.94%	$531,023	1.37%	1.37%	0.96%	1.32%	1.32%	1.01%	12%
Year ended August 31, 2024	$58.98	0.78	23.16	23.94	(0.30)	—	—	(0.30)	$82.62	47.40%	$445,946	1.42%	1.44%	1.12%	1.33%	1.35%	1.21%	0%
Year ended August 31, 2023	$42.30	0.59	16.09	16.68	—	—	—	—	$58.98	39.42%	$360,701	1.43%	1.41%	1.32%	1.37%	1.35%	1.38%	0%
Year ended August 31, 2022	$81.98	(0.62)	(29.72)	(30.34)	—	(9.34)	—	(9.34)	$42.30	−42.34%	$273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Year ended August 31, 2021	$57.31	(0.80)	31.53	30.73	—	(6.06)	—	(6.06)	$81.98	59.47%	$595,324	1.33%	1.36%	(1.29)%	1.32%	1.35%	(1.28)%	0%
Direxion Monthly S&P 500® Bull 1.75X Fund
Year ended August 31, 2025	$68.97	0.92	12.74	13.66	(1.20)	(6.69)	—	(7.89)	$74.74	20.92%	$122,155	1.41%	1.43%	1.36%	1.33%	1.35%	1.44%	0%
Year ended August 31, 2024	$49.22	0.96	19.14	20.10	(0.35)	—	—	(0.35)	$68.97	41.07%	$119,743	1.51%	1.53%	1.69%	1.33%	1.35%	1.87%	0%
Year ended August 31, 2023	$40.98	0.65	7.59	8.24	—	—	—	—	$49.22	20.11%	$83,188	1.51%	1.42%	1.54%	1.44%	1.35%	1.61%	0%
Year ended August 31, 2022	$59.67	(0.50)	(13.39)	(13.89)	—	(4.80)	—	(4.80)	$40.98	−25.79%	$85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Year ended August 31, 2021	$37.00	(0.55)	23.93	23.38	—	(0.71)	—	(0.71)	$59.67	64.19%	$124,964	1.33%	1.35%	(1.22)%	1.33%	1.35%	(1.22)%	0%
Direxion Monthly Small Cap Bull 1.75X Fund
Year ended August 31, 2025	$86.76	1.27	3.54	4.81	(1.20)	—	—	(1.20)	$90.37	5.65%	$9,248	1.83%	1.46%	1.54%	1.72%	1.35%	1.65%	19%
Year ended August 31, 2024	$71.53	1.24	14.55	15.79	(0.56)	—	—	(0.56)	$86.76	22.18%	$14,733	1.66%	1.50%	1.69%	1.51%	1.35%	1.84%	35%
Year ended August 31, 2023	$71.90	1.07	(1.44)	(0.37)	—	—	—	—	$71.53	−0.52%	$11,017	1.78%	1.41%	1.54%	1.72%	1.35%	1.60%	24%
Year ended August 31, 2022	$115.43	(0.96)	(41.64)	(42.60)	—	(0.93)	—	(0.93)	$71.90	−37.17%	$10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%
Year ended August 31, 2021	$56.90	(1.26)	59.79	58.53	—	—	—	—	$115.43	102.87%	$23,514	1.54%	1.35%	(1.28)%	1.54%	1.35%	(1.28)%	0%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Year ended August 31, 2025	$25.09	0.58	(1.13)	(0.55)	(2.92)	—	—	(2.92)	$21.62	−1.42%	$23,532	1.69%	1.36%	2.64%	1.68%	1.35%	2.65%	296%
Year ended August 31, 2024	$24.58	0.67	0.09	0.76	(0.25)	—	—	(0.25)	$25.09	3.09%	$12,598	1.67%	1.39%	2.79%	1.63%	1.35%	2.83%	399%
Year ended August 31, 2023	$27.88	0.56	(3.86)	(3.30)	—	—	—	—	$24.58	−11.82%	$3,533	1.73%	1.37%	2.13%	1.71%	1.35%	2.15%	351%
Year ended August 31, 2022	$37.54	(0.26)	(9.40)	(9.66)	—	—	—	—	$27.88	−25.74%	$5,146	1.66%	1.35%	(0.77)%	1.66%	1.35%	(0.77)%	144%
Year ended August 31, 2021	$42.14	(0.40)	(2.92)	(3.32)	—	(1.28)	—	(1.28)	$37.54	−8.06%	$25,364	1.44%	1.35%	(1.04)%	1.44%	1.35%	(1.04)%	0%

The accompanying notes are an integral part of these financial statements.

18

DIREXION FUNDS
Financial Highlights
August 31, 2025(Continued)

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year	Total Return[3]	Net Assets, End of Year (,000)	Total Expenses[4]	Net Expenses[4,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[4]	Total Expenses	Net Expenses[5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[6]
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Year ended August 31, 2025	$27.35	0.84	0.72	1.56	(1.15)	—	—	(1.15)	$27.76	5.69%	$1,288	2.57%	1.38%	2.96%	2.54%	1.35%	2.99%	0%
Year ended August 31, 2024	$31.32	1.08	(0.94)	0.14	(4.11)	—	—	(4.11)	$27.35	0.02%	$3,188	1.98%	1.55%	3.52%	1.78%	1.35%	3.72%	0%
Year ended August 31, 2023	$27.27	0.90	3.15	4.05	—	—	—	—	$31.32	14.84%	$15,151	2.16%	1.42%	2.99%	2.09%	1.35%	3.06%	0%
Year ended August 31, 2022	$21.43	(0.24)	6.08	5.84	—	—	—	—	$27.27	27.26%	$2,650	2.28%	1.37%	(0.99)%	2.26%	1.35%	(0.97)%	0%
Year ended August 31, 2021	$20.65	(0.29)	1.07	0.78	—	—	—	—	$21.43	3.76%	$9,273	2.57%	1.35%	(1.34)%	2.57%	1.35%	(1.34)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments and swaps for the period.

[3]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Includes interest expense and extraordinary expense which is comprised of excise tax expense.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]
Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year and does not include effects of turnover of the swap contracts portfolio.

[7]	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

19

Direxion Funds
Notes to the Financial Statements
August 31, 2025
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which seven are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The seven Funds included in this report offer only Investor Class shares.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and all Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds’ investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Fund with the word “Bear” in its name attempts to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	ICE U.S. Treasury 7-10 Year Bond Index	175% -175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and were classified as Level 1 assets as of August 31, 2025.
b) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion High Yield

20

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
Bull 1.2X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (the “Fixed Income Funds”) do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swaps or futures contract for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
c) Swap Contracts – Each Fund may enter into total return swap contacts. Standard total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.
In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities

21

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into total return swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.
In the event of the counterparty’s default, bankruptcy, or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firm that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which they trade swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at August 31, 2025 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

22

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not offset in the Statement of Asset and Liabilities			Gross Amounts of Recognized Liabilities	Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name		Financial Instruments	Collateral Received	Net Amount[2]		Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$269,016	$—	$260,000	$9,016	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	14,150,070	—	14,150,070[1]	—	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	2,691,423	—	2,691,423[1]	—	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	300,042	—	300,042[1]	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	206,693	—	206,693[1]	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	—	—	13,443	—	13,443[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not offset in the Statement of Asset and Liabilities			Gross Amounts of Recognized Liabilities	Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name		Financial Instruments	Collateral Received	Net Amount[2]		Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$103,892	$—	$—	$103,892	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	215,915	—	140,000	75,915	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	17,563,169	—	—	17,563,169	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	9,268,086	—	460,000	8,808,086	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	625,898	—	—	625,898	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	95,453	—	—	95,453	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	—	—	11,606	—	11,606[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]
The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty. The amounts are further offset by a netting arrangement with counterparty in which the variation margin and initial margin are offset daily.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

23

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds’ financial statements.
g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 4.
h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions during the years ended August 31, 2025 and August 31, 2024, were as follows:

	Year Ended August 31, 2025			Year Ended August 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$1,387,504	$—	$1,786	$1,988,496	$—	$10,456
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	190,446	—	—	27,963	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	4,553,713	—	—	1,780,224	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	13,027,551	—	—	660,881	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	198,031	—	—	83,098	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	270,462	—	—	197,048	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	138,462	—	—	238,839	—	—

As of August 31, 2025, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Tax cost of investments	$7,165,534	$5,500,648	$246,665,021
Gross unrealized appreciation	439,266	1,343,632	156,354,338
Gross unrealized depreciation	(1,240,113)	(357,459)	(7,261,942)
Net unrealized appreciation/(depreciation)	(800,847)	986,173	149,092,396
Undistributed ordinary income (loss)	—	86,169	53,036,535
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	—	86,169	53,036,535
Other accumulated earnings (losses)	(32,909,498)	(3,700,031)	—
Total accumulated earnings (losses)	$(33,710,345)	$(2,627,689)	$202,128,931

24

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Tax cost of investments	$55,027,533	$6,250,854
Gross unrealized appreciation	34,805,993	2,046,324
Gross unrealized depreciation	(4,695,644)	(1,356,232)
Net unrealized appreciation/(depreciation)	30,110,349	690,092
Undistributed ordinary income (loss)	5,290,066	178,729
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	5,290,066	178,729
Other accumulated earnings (losses)	—	(9,143,659)
Total accumulated earnings (losses)	$35,400,415	$(8,274,838)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Tax cost of investments	$16,799,860	$519,699
Gross unrealized appreciation	497,471	—
Gross unrealized depreciation	(379,827)	(34,748)
Net unrealized appreciation/(depreciation)	117,644	(34,748)
Undistributed ordinary income (loss)	258,096	63,463
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	258,096	63,463
Other accumulated earnings (losses)	(7,327,274)	(18,516,264)
Total accumulated earnings (losses)	$(6,951,534)	$(18,487,549)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and paid-in capital under GAAP and tax reporting:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	(2,345,420)	2,345,420
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	(17,735,193)	17,735,193
Direxion Monthly S&P 500® Bull 1.75X Fund	(11,356,295)	11,356,295
Direxion Monthly Small Cap Bull 1.75X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	5,954	(5,954)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the permanent differences primarily relate to net operating losses, swap contract adjustments, dividend reclassifications, and dividends on redemption adjustments with differing book and tax methods and the utilization of earnings and profits distributed to shareholders on redemption of shares.

25

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2025. For the year ended August 31, 2025, each Fund deferred $0 of qualified late year losses.
At August 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.
At August 31, 2025, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$19,827,425	$13,082,073	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	278,601	—	926
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	8,866,251	277,408	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	7,012,620	314,654	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	18,516,264	—	—
Capital Loss Utilized:
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$9,101,717	$—	$—

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation. Direxion Monthly NASDAQ-100® Bull 1.25X Fund has $3,421,430 of capital losses that are subject to an annual limitation.
To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2025, open U.S. Federal and state income tax years include the tax years ended August 31, 2022 through August 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

26

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
3. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the year ended August 31, 2025. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$228,546,577	$269,364,534
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	32,257,619	33,181,761
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	31,837,638	48,114,831
Direxion Monthly S&P 500® Bull 1.75X Fund	—	15,772,030
Direxion Monthly Small Cap Bull 1.75X Fund	1,139,845	3,926,372
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	18,238,975	15,221,706
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year ended August 31, 2025.
4. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate of 0.75% based on its average daily net assets, computed daily and payable monthly.
Additionally, the Trust has amended the Management Services Agreement with the Adviser effective November 1, 2024. Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Prior to November 1, 2024 under the Management Services Agreement, the Trust paid Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000.
Each Fund is responsible for its own operating expenses. The Trust has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following annual rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	1.35%

27

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2026	August 31, 2027	August 31, 2028
Direxion Monthly High Yield Bull 1.2X Fund	$11,304	$103,563	$63,264	$56,563	$103,563	$223,390
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	93,931	47,888	73,753	93,931	215,572
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	29,600	6,466	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	28,021	6,377	55,308	11,184	6,377	72,869
Direxion Monthly Small Cap Bull 1.75X Fund	—	42,457	35,917	30,359	42,457	108,733
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	5,887	38,330	37,508	34,429	38,330	110,267
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	4,352	43,274	42,744	50,354	43,274	136,372

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of August 31, 2025 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets.  Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund’s average daily net assets.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.
5. VALUATION MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

28

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
The follow is a summary of the inputs used to value the Funds’ securities as of August 31, 2025.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$5,750,795	$510,000	$1,524,140	$103,892	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,017,809	984,081	2,646,285	484,931	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	276,926,348	87,117,830	153,790,921	31,713,239	—
Direxion Monthly S&P 500® Bull 1.75X Fund	56,738,373	16,440,000	40,834,382	11,959,509	—
Direxion Monthly Small Cap Bull 1.75X Fund	4,975,257	1,039,749	2,618,037	925,940	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	11,033,886	5,581,472	6,908,043	302,146	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	510,000	731,714	—	(25,049)

For further information regarding each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
6. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund’s financial position and results of operations.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2025, the Funds were invested in swap contracts.
At August 31, 2025, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$103,892	$—	$—	$103,892
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	484,931	—	484,931
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	31,713,239	—	31,713,239
Direxion Monthly S&P 500® Bull 1.75X Fund	—	11,959,509	—	11,959,509
Direxion Monthly Small Cap Bull 1.75X Fund	—	925,940	—	925,940
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	302,146	302,146

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

29

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)

	Liability Derivatives[2]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$ —	$ —	$25,049	$25,049

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the six months ended August 31, 2025, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$162,519	$—	$ —	$(553,672)	$—	$ —
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	150,598	—	—	399,506	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	—	64,095,502	—	—	11,494,243	—
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	—	10,588,263	—	—	4,141,404	—
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	—	(1,509,970)	—	—	(91,347)	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Swap Contracts	—	—	(552,743)	—	—	119,124
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Swap Contracts	—	—	(313,893)	—	—	84,031

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the year ended August 31, 2025, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$11,008,818	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	6,567,075	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	552,245,216	—
Direxion Monthly S&P 500® Bull 1.75X Fund	139,119,045	—
Direxion Monthly Small Cap Bull 1.75X Fund	14,913,903	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	12,879,908	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	5,953,405

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, 175%, and -175% calendar month performance of their respective indices.
7. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker,

30

Direxion Funds
Notes to the Financial Statements
August 31, 2025(Continued)
clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
In this reporting period, the Trust adopted Financial Accounting Standards Board ASU 2023-07, Segment Reporting (Topic 280). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Direxion Funds Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
8. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0577 per share, respectively, with a record date of September 15, 2025 and ex-date and payable date of September 16, 2025.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0902 per share, respectively, with a record date of October 15, 2025 and ex-date and payable date of October 16, 2025.

31

DIREXION FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund and the Board of Trustees of Direxion Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (collectively referred to as the “Funds”), (7 of the funds constituting Direxion Funds) (collectively referred to as the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (7 of the funds constituting Direxion Funds) at August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
October 24, 2025

32

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX INFORMATION
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 29.01%, 31.91%, 5.69% and 0.48% for the Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund and the Direxion Monthly NASDAQ-100® Bull 1.25X Fund, respectively.
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending August 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025 was 0% for each of the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended August 31, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

33

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Funds (the “Trust”) annually considers the renewal of the Amended & Restated Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund and the Direxion Monthly High Yield Bull 1.2X Fund, each a series of the Trust. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.” Each Fund seeks monthly investment results, before fees and expenses, of a multiple or an inverse multiple of an underlying index.
At a meeting held on August 20, 2025, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 6, and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser reasonably believed to be necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following about each Fund:
•	Information regarding the advisory services provided by the Adviser to the Fund;
•
The investment objectives of the Fund, which require monthly rebalancing of between 1.2 and 1.75 times the amount of the Fund’s net assets and the utilization of complex financial instruments that are not typical of traditional index tracking mutual funds;

•	The level of attention required by the Adviser due to the large and frequent trading activity of the Fund;
•	Information about the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual fee rate for the prior fiscal year;
•
Information regarding advisory fees earned, and reimbursements and waivers made, by the Adviser in connection with providing services to the Fund for the two prior fiscal years and fiscal year to date, given the expense cap provided by Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

34

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
•
Information regarding the services provided by and the fees paid by the Fund to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including the Fund’s tracking error relative to its underlying index both on a statistical and model basis;
•
Comparative industry fee data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and, if applicable, industry focus (each, a “Peer Fund” and collectively, its “Peer Group”);

•	Information regarding the estimated costs investors would incur if they sought to implement independently the Fund’s strategy within their personal portfolios;
•
Information regarding the consolidated financial condition and profitability of the Adviser, including the extent to which economies of scale are shared with the Fund through the Expense Cap Agreement; and

•	Information regarding how the Adviser monitors the Fund’s compliance with regulatory requirements and Trust procedures.
With respect to each Fund, the Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with its routine oversight of the Funds, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on each Fund’s performance and information bearing on the Adviser’s and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profit earned or loss experienced by the Adviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects these economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with the advisory arrangements of Peer Funds; and (6) other benefits derived or anticipated to be derived and identified by Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its renewal of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its risk and compliance systems and processes. The Board reviewed the scope of services to be provided by the Adviser to the Fund under the Agreement and considered there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s representation that it would continue to provide services to each Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the relevant Fund’s operations and the evolving competitive and regulatory landscape.
For each Fund, the Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s success in achieving the Fund’s monthly leveraged investment objective, including its ability to adapt to changes in the level of assets under management and, if applicable, changes in the Fund’s stated leverage amount; (2) the techniques the Adviser has developed and uses in managing the Fund’s leverage, such as index optimization and representative sampling strategies, as well as the extent to which managing the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring

35

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
complex financial instruments; (3) the size, professional experience and skills of the Adviser’s portfolio management, trading, risk, compliance and legal staff, as well as the Adviser’s ability to recruit, train and retain personnel with the experience and expertise necessary to operate the Fund; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the difficulty inherent in managing leveraged and inverse strategies in a tax efficient manner and the Adviser’s ability to do so; and (6) the Adviser’s adherence to the Trust’s compliance policies and procedures. The Board considered that the Adviser oversees all aspects of the operation of each Fund.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to each Fund by the Adviser in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment objective of the applicable Fund and the costs to investors of seeking to do so by utilizing a margin account or other means. The Board reviewed information provided by the Adviser comparing the hypothetical cost for shareholders to replicate the Funds’ leveraged and inverse investment strategies by means other than through an investment in the applicable Fund. The Board concluded that an investor would need to devote significant time to managing his or her portfolio in order to implement independently any Fund’s investment strategy and that, in most cases, seeking to do so would be more expensive than investing in the applicable Fund, even cost-prohibitive in certain cases. From this perspective, the Board considered the cost effectiveness for investors of investing and trading in the Funds to achieve certain investment objectives.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other registered investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare each Fund’s contractual advisory fee, expense caps, and gross and net expense ratios with those of Peer Funds. The Board considered the historical difficulty in compiling broad and diverse Peer Groups for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations.
The Board considered that the Peer Group reports included the contractual advisory fee and net and gross expense ratios, less any Rule 12b-1 fees, for each Fund and each Peer Fund. The Board considered that each Fund had a net expense ratio that was below the median and average of its Peer Group and each Fund other than the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund, the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, and the Direxion Monthly High Yield Bull 1.2X Fund had an advisory fee that was below the median and average of its Peer Group for the period ended June 30, 2025. The Board considered that the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund, the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, and the Direxion Monthly High Yield Bull 1.2X Fund each had a contractual advisory fee that was equal to the median and above the average of its Peer Group for the period ended June 30, 2025. The Board considered that the Adviser had agreed to limit the total expenses of each Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under the Expense Cap. The Board also considered that, for all periods under review, each Fund was operating above the expense cap established by the applicable Expense Cap Agreement and, therefore, benefitting from waivers of fees and/or reimbursements of expenses by the Adviser.
Performance of the Funds. In evaluating the performance of each Fund, the Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board considered the extent to which each Fund tracked, as applicable, the monthly leveraged or inverse performance of its underlying index. The Board considered that, given the investment objectives of each Fund, such tracking error provided a more meaningful indicia of the quality of the Adviser’s services than a Fund’s total return. Thus, to evaluate the Fund’s tracking of their underlying indices, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model performance returns (“Tracking Difference”), and the standard deviation of the Tracking Differences (“Statistical Tracking Error”) for each of the last two years. They also reviewed a qualitative tracking error analysis provided by the Adviser. The Board considered that each Fund’s Tracking Difference was generally within expected ranges, particularly in light of higher interest rates. The Board considered the total return of each Fund for the one-year period ended June 30, 2025, and the level of any absolute returns of the Funds. After reviewing the performance of the Funds, the Board concluded that the performance of each Fund was satisfactory.

36

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about and considered the profitability of each Fund to the Adviser based on the advisory fee rate paid under the Agreement and the overall profitability of the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. The Board considered that the Adviser had recently reviewed and refined its expense allocation methodology. In order to assess the reasonableness of the profitability of each Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to monthly portfolio management activities (including rebalancing of the Funds), regulatory compliance and risk mitigation. Based on its review, the Board concluded that the profitability to the Adviser was reasonable in light of the services and benefits provided to each Fund.
Economies of Scale. The Board considered the Adviser’s advisory fee schedule for each Fund as set forth in the Agreement and observed the absence of breakpoints in the fee schedule. The Board accordingly considered the extent to which, during the one-year renewal term of the Agreement, economies of scale or other efficiencies may result from increases in each of the Funds’ net assets and not be shared with Fund shareholders. In this regard, the Board considered the relatively small size of each Fund and the fact that the size of each Fund may increase and decrease quickly and dramatically due to the Funds permitting unlimited trading. Based on these considerations, the Board concluded that no Fund had achieved economies of scale, but that it would continue to monitor each Fund’s assets under management and asset growth in order to assess whether fee breakpoints may be warranted.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds. In this regard, the Board considered that each Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are partially a function of its activities on behalf of the Funds, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Funds.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement is fair and reasonable to each Fund in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of each Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

37

Direxion

Annual Financial Statements and Additional Information

Hilton Tactical Income Fund

AUGUST 31, 2025

TICKERS:
INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

535 Madison Avenue, 37th Floor | New York, New York 10022 | (800) 851-0511

www.direxion.com

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025

	Shares	Value
INVESTMENT COMPANIES - 39.5%
Exchange Traded Funds - 39.5%
Equity Exchange Traded Funds - 14.0%
Alerian MLP ETF(a)	26,840	$1,307,108
JPMorgan Equity Premium Income ETF(a)	76,595	4,377,404
JPMorgan Nasdaq Equity Premium Income ETF(a)	119,340	6,644,851
Utilities Select Sector SPDR Fund(a)	31,805	2,681,798
Vanguard FTSE Europe ETF(a)	31,845	2,499,833
		17,510,994
Income Exchange Traded Funds - 25.5%
Invesco Senior Loan ETF(a)	59,415	1,242,962
iShares 0-5 Year High Yield Corporate Bond ETF(a)	43,255	1,868,616
iShares MBS ETF(a)	72,200	6,812,070
iShares Preferred and Income Securities ETF(a)	39,525	1,243,456
Janus Henderson AAA CLO ETF(a)	110,085	5,594,520
JPMorgan Income ETF(a)	107,105	4,985,738
Simplify MBS ETF(a)	93,810	4,718,643
Vanguard Intermediate-Term Corporate Bond ETF(a)	37,275	3,109,480
Vanguard Short-Term Corporate Bond ETF(a)	23,345	1,864,565
Vanguard Short-Term Treasury ETF(a)	8,295	488,327
		31,928,377
TOTAL INVESTMENT COMPANIES (Cost $47,437,037)		49,439,371
COMMON STOCKS - 32.4%
Aerospace & Defense - 0.5%
General Dynamics Corp.	1,945	631,289
Banks - 2.2%
Bank of America Corp.	12,540	636,280
Cullen/Frost Bankers, Inc.	2,915	376,122
JPMorgan Chase & Co.	3,795	1,143,889
Wells Fargo & Co.	7,730	635,251
		2,791,542
Biotechnology - 0.4%
Amgen, Inc.	1,905	548,088
Capital Markets - 2.6%
3i Group PLC (United Kingdom) - ADR	38,545	528,837
Ares Management Corp. - Class A	5,025	900,480
Blackrock, Inc.	635	715,734
Blackstone, Inc.	4,340	743,876
Blue Owl Capital, Inc. - Class A	19,080	353,362
		3,242,289
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	3,700	865,689

The accompanying notes are an integral part of these financial statements.

1

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Communications Equipment - 0.9%
Cisco Systems, Inc.	15,960	$1,102,676
Electrical Equipment - 0.5%
Emerson Electric Co.	5,085	671,220
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity PLC	2,095	432,618
Financial Services - 0.6%
Apollo Global Management, Inc.	5,835	794,902
Food Products - 0.3%
McCormick & Co., Inc.	5,985	421,164
Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	5,185	941,803
Health Care REITs - 0.3%
American Healthcare REIT, Inc.	10,050	430,040
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	3,745	1,174,207
Household Products - 0.6%
The Procter & Gamble Co.	4,815	756,148
Industrial Conglomerates - 0.5%
Siemens AG - ADR	4,640	644,403
Industrial REITs - 0.6%
Prologis, Inc.	6,830	777,117
Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A	12,860	2,738,023
Meta Platforms, Inc. - Class A	3,345	2,470,951
		5,208,974
IT Services - 1.2%
International Business Machines Corp.	2,530	616,030
Thomson Reuters Corp. (Canada)	4,610	818,782
		1,434,812
Machinery - 0.6%
Xylem, Inc.	4,805	680,196
Oil, Gas & Consumable Fuels - 0.7%
The Williams Cos., Inc.	14,840	858,939
Personal Care Products - 0.7%
Unilever PLC (United Kingdom) - ADR	13,470	851,304

The accompanying notes are an integral part of these financial statements.

2

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 1.7%
AstraZeneca PLC (United Kingdom) - ADR	15,785	$1,261,222
Eli Lilly & Co.	1,145	838,804
		2,100,026
Residential REITs - 1.3%
AvalonBay Communities, Inc.	5,565	1,089,905
Independence Realty Trust, Inc.	29,175	528,359
		1,618,264
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (China) - ADR	4,505	1,040,069
Software - 3.2%
Microsoft Corp.	5,425	2,748,793
Oracle Corp.	5,670	1,282,157
		4,030,950
Specialty Retail - 2.5%
The Home Depot, Inc.	2,970	1,208,107
The TJX Cos., Inc.	8,100	1,106,541
Tractor Supply Co.	12,985	801,954
		3,116,602
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	8,920	2,070,689
NetApp, Inc.	2,980	336,114
		2,406,803
Trading Companies & Distributors - 0.3%
ITOCHU Corp. (Japan) - ADR	3,530	399,420
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.	2,275	573,277
TOTAL COMMON STOCKS (Cost $30,013,666)		40,544,831
	Par
CORPORATE BONDS - 19.1%
Aerospace & Defense - 1.0%
General Dynamics Corp., 3.75%, 05/15/2028	$270,000	269,515
Lockheed Martin Corp., 4.40%, 08/15/2030	500,000	504,068
RTX Corp., 4.13%, 11/16/2028	500,000	500,497
		1,274,080
Banks - 0.9%
M&T Bank Corp., 5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	515,000	526,827
The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	610,000	630,357
		1,157,184

The accompanying notes are an integral part of these financial statements.

3

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Beverages - 0.3%
PepsiCo, Inc., 4.30%, 07/23/2030	$380,000	$382,419
Biotechnology - 0.5%
AbbVie, Inc., 4.80%, 03/15/2029	610,000	624,553
Broadline Retail - 0.6%
Amazon.com, Inc., 4.65%, 12/01/2029	765,000	786,048
Building Products - 0.5%
Lennox International, Inc., 5.50%, 09/15/2028	590,000	611,353
Capital Markets - 2.1%
Ares Capital Corp., 5.95%, 07/15/2029	600,000	620,601
Ares Management Corp., 6.38%, 11/10/2028	200,000	212,008
CME Group, Inc., 4.40%, 03/15/2030	605,000	611,260
Nasdaq, Inc., 5.35%, 06/28/2028	520,000	536,676
State Street Corp., 4.73%, 02/28/2030	605,000	618,606
		2,599,151
Communications Equipment - 1.1%
Cisco Systems, Inc., 4.95%, 02/26/2031	730,000	755,769
Motorola Solutions, Inc., 4.85%, 08/15/2030	645,000	657,133
		1,412,902
Consumer Finance - 1.2%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	795,000	819,405
Toyota Motor Credit Corp., 4.63%, 01/12/2028	605,000	613,808
		1,433,213
Entertainment - 0.5%
Netflix, Inc., 5.88%, 11/15/2028	550,000	580,923
Financial Services - 0.3%
Mastercard, Inc., 4.88%, 03/09/2028	420,000	430,112
Health Care Equipment & Supplies - 0.5%
Stryker Corp., 4.85%, 02/10/2030	620,000	636,179
Health Care REITs - 0.5%
Welltower OP LLC, 4.50%, 07/01/2030	605,000	610,833
Industrial REITs - 0.6%
Prologis LP, 4.88%, 06/15/2028	755,000	772,295
Insurance - 1.0%
Arthur J Gallagher & Co., 5.00%, 02/15/2032	635,000	647,384
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	625,350
		1,272,734
Interactive Media & Services - 0.4%
Meta Platforms, Inc., 4.30%, 08/15/2029	515,000	521,817

The accompanying notes are an integral part of these financial statements.

4

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
CORPORATE BOND - (Continued)
IT Services - 0.1%
International Business Machines Corp., 4.80%, 02/10/2030	$120,000	$122,984
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	760,000	782,716
Media - 0.4%
Comcast Corp., 4.15%, 10/15/2028	475,000	476,375
Oil, Gas & Consumable Fuels - 0.5%
The Williams Cos., Inc., 5.30%, 08/15/2028	590,000	608,715
Personal Care Products - 0.5%
Kenvue, Inc., 5.00%, 03/22/2030	610,000	631,088
Pharmaceuticals - 0.8%
Merck & Co., Inc., 4.05%, 05/17/2028	585,000	588,375
Pfizer, Inc., 3.60%, 09/15/2028	415,000	413,150
		1,001,525
Professional Services - 0.5%
Paychex, Inc., 5.10%, 04/15/2030	615,000	632,967
Retail REITs - 0.5%
Realty Income Corp., 4.85%, 03/15/2030	570,000	584,323
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc., 5.05%, 07/12/2029	615,000	632,318
Texas Instruments, Inc., 4.50%, 05/23/2030	605,000	614,472
		1,246,790
Software - 1.0%
Intuit, Inc., 5.13%, 09/15/2028	570,000	588,923
Oracle Corp., 5.25%, 02/03/2032	585,000	601,729
		1,190,652
Specialized REITs - 0.6%
Extra Space Storage LP, 5.50%, 07/01/2030	555,000	579,892
Public Storage Operating Co., 4.38%, 07/01/2030	195,000	196,086
		775,978
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc., 4.00%, 05/10/2028	720,000	724,866
TOTAL CORPORATE BONDS (Cost $23,383,273)		23,884,775

The accompanying notes are an integral part of these financial statements.

5

Hilton Tactical Income Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 6.3%
U.S. Treasury Note
4.13%, 11/30/2029	$7,685,000	$7,824,891
TOTAL U.S. TREASURY SECURITIES (Cost $7,666,043)		7,824,891
TOTAL INVESTMENTS - 97.3% (Cost $108,500,019)		$121,693,868
Other Assets in Excess of Liabilities - 2.7%		3,348,886
TOTAL NET ASSETS - 100.0%		$125,042,754

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
The accompanying notes are an integral part of these financial statements.

6

HILTON TACTICAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025

ASSETS:
Investments, at fair value (Note 2)	$121,693,868
Cash	3,003,082
Interest receivable	335,669
Receivable for Fund shares sold	81,396
Dividends receivable	61,744
Dividend tax reclaims receivable	3,727
Prepaid expenses and other assets	32,757
Total assets	125,212,243
LIABILITIES:
Due to Adviser, net (Note 4)	74,558
Payable for Fund shares redeemed	21,173
Accrued distribution expenses	902
Accrued expenses and other liabilities	72,856
Total liabilities	169,489
NET ASSETS	$ 125,042,754
Net Assets Consists of:
Paid-in capital	$109,279,982
Total distributable earnings	15,762,772
Total net assets	$ 125,042,754
Institutional Class
Net assets	$120,735,959
Shares issued and outstanding(a)	6,531,887
Net asset value per share	$18.48
Investor Class
Net assets	$4,306,795
Shares issued and outstanding(a)	233,331
Net asset value per share	$18.46
Cost:
Investments, at cost	$108,500,019

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

HILTON TACTICAL INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividend income	$3,824,764
Less: Issuance fees	(2,619)
Less: Dividend withholding taxes	(5,806)
Interest income	1,488,404
Total investment income	5,304,743
EXPENSES:
Investment advisory fee (Note 4)	974,025
Fund administration and accounting fees	133,495
Management services fee (Note 4)	55,064
Legal fees	54,636
State registration fees	39,986
Audit fees	29,420
Insurance fees	20,951
Trustees’ fees	17,972
Distribution expenses - Investor Class (Note 4)	15,918
Reports to shareholders	15,177
Other expenses and fees	3,854
Total expenses	1,360,498
Expense reimbursement by Adviser	(271,920)
Net expenses	1,088,578
Net investment income	4,216,165
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,315,340
Distributions received from other investment companies	1,673
Net realized gain	5,317,013
Net change in unrealized appreciation (depreciation) on:
Investments	(2,565,153)
Net change in unrealized appreciation (depreciation)	(2,565,153)
Net realized and unrealized gain	2,751,860
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,968,025

The accompanying notes are an integral part of these financial statements.

8

Hilton Tactical Income Fund
Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
OPERATIONS:
Net investment income	$4,216,165	$3,770,612
Net realized gain	5,317,013	3,458,503
Net change in unrealized appreciation (depreciation)	(2,565,153)	8,694,468
Net increase in net assets from operations	6,968,025	15,923,583
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(4,584,308)	(3,290,752)
From return of capital - Institutional Class	—	(194,020)
From earnings - Investor Class	(230,465)	(482,957)
From return of capital - Investor Class	—	(28,475)
Total distributions to shareholders	(4,814,773)	(3,996,204)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	40,641,083	22,346,230
Shares issued in reinvestment of distributions - Institutional Class	4,446,113	3,352,625
Shares redeemed - Institutional Class	(31,627,909)	(31,455,923)
Redemption fees - Institutional Class	1,422	—
Shares sold - Investor Class	1,284,197	5,015,714
Shares issued in reinvestment of distributions - Investor Class	202,043	455,015
Shares redeemed - Investor Class	(15,526,715)	(3,193,903)
Redemption fees - Investor Class	54	—
Net decrease in net assets from capital transactions	(579,712)	(3,480,242)
NET INCREASE IN NET ASSETS	1,573,540	8,447,137
NET ASSETS:
Beginning of the year	123,469,214	115,022,077
End of the year	$ 125,042,754	$123,469,214
SHARES TRANSACTIONS
Shares sold - Institutional Class	2,242,391	1,306,238
Shares issued in reinvestment of distributions - Institutional Class	246,239	197,044
Shares redeemed - Institutional Class	(1,748,882)	(1,838,397)
Shares sold - Investor Class	70,867	292,770
Shares issued in reinvestment of distributions - Investor Class	11,192	26,704
Shares redeemed - Investor Class	(853,852)	(186,869)
Total decrease in shares outstanding	(32,045)	(202,510)

The accompanying notes are an integral part of these financial statements.

9

DIREXION FUNDS
Financial Highlights
August 31, 2025

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Return of Capital Distributions	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year	Total Return[2]	Net Assets, End of Year (,000)	Total Expenses	Net Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Hilton Tactical Income Fund - Institutional Class
Year ended August 31, 2025	$18.17	0.62	0.40	1.02	(0.71)	—	(0.71)	—[5]	$18.48	5.78%	$120,736	1.09%	0.87%	3.43%	92%
Year ended August 31, 2024	$16.44	0.55	1.76	2.31	(0.55)	(0.03)	(0.58)	—[5]	$18.17	14.38%	$105,245	1.10%	0.87%	3.22%	83%
Year ended August 31, 2023	$16.72	0.43	(0.21)	0.22	(0.43)	(0.07)	(0.50)	—[5]	$16.44	1.37%	$100,711	1.15%	0.87%	2.65%	93%
Year ended August 31, 2022	$18.51	0.21	(1.51)	(1.30)	(0.49)	—	(0.49)	—[5]	$16.72	−7.13%	$102,016	1.09%	0.87%	1.17%	103%
Year ended August 31, 2021	$16.27	0.25	2.49	2.74	(0.27)	(0.23)	(0.50)	—[5]	$18.51	17.19%	$104,044	1.10%	0.87%	1.45%	112%
Hilton Tactical Income Fund - Investor Class
Year ended August 31, 2025	$18.13	0.57	0.42	0.99	(0.66)	—	(0.66)	—[5]	$18.46	5.63%	$4,307	1.34%	1.12%	3.14%	92%
Year ended August 31, 2024	$16.40	0.51	1.76	2.27	(0.51)	(0.03)	(0.54)	—[5]	$18.13	14.12%	$18,224	1.35%	1.12%	2.98%	83%
Year ended August 31, 2023	$16.68	0.39	(0.21)	0.18	(0.40)	(0.06)	(0.46)	—[5]	$16.40	1.12%	$14,311	1.40%	1.12%	2.38%	93%
Year ended August 31, 2022	$18.48	0.16	(1.51)	(1.35)	(0.45)	—	(0.45)	—[5]	$16.68	−7.41%	$18,035	1.34%	1.12%	0.92%	103%
Year ended August 31, 2021	$16.24	0.20	2.50	2.70	(0.25)	(0.21)	(0.46)	—[5]	$18.48	16.94%	$20,160	1.34%	1.12%	1.18%	112%

[1]	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Net expenses include effects of any reimbursement or recoupment.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year.
[5]	Amount represents less than $0.005 per share. Redemption Fees Paid to Fund are included in the Statement of Changes in Net Assets “Shares redeemed” for each share class.
The accompanying notes are an integral part of these financial statements.

10

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which one is included in this report: the Hilton Tactical Income Fund (the “Fund”). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Rafferty Asset Management, LLC serves as adviser to the Fund (the “Adviser”) and Hilton Capital Management, LLC serves as the Fund’s subadviser (the “Subadviser”).
The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed, or otherwise guaranteed by the U.S. Government or its agencies.
The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by the Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite

11

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.
d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund’s respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.
e) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.
f) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions during the years ended August 31, 2025 and August 31, 2024 were as follows:

	Year Ended August 31,
	2025	2024
Distributions paid from:
Ordinary Income	$4,306,046	$3,773,709
Long Term Capital Gains	508,727	—
Return of Capital	—	222,495
Total Distributions paid	$4,814,773	$3,996,204

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2025. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.
As of August 31, 2025, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Tax cost of investments	$108,679,625
Gross unrealized appreciation	13,780,555
Gross unrealized depreciation	(766,312)
Net unrealized appreciation/(depreciation)	$13,014,243
Undistributed ordinary income	—
Undistributed long-term capital gain	2,748,529
Total distributable earnings	2,748,529
Other accumulated gain/(loss)	—
Total accumulated earnings/(losses)	$15,762,772

12

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
The difference between book cost of investments and tax cost of investments is attributable primarily to the tax treatment of Passive Foreign Investment Companies (PFIC) and the tax deferral of losses on wash sales.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting total distributable earnings and paid-in capital under GAAP and tax reporting:

Total Distributable Earnings/(Loss)	Paid-in Capital
$(176,101)	$176,101

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the permanent differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares and prior year return of capital distributions to shareholders.
In order to meet certain U.S. excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2025. For the year ended August 31, 2025, the Fund deferred no qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2025, the Fund had no short-term or long-term capital loss carryforwards on a tax basis. The Fund utilized $1,930,567 of prior year capital losses.
The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2025, open U.S. Federal and state income tax years include the tax years ended August 31, 2022 through August 31, 2025. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INVESTMENT TRANSACTIONS
During the year ended August 31, 2025, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $110,638,351 and $111,717,904, respectively.
Of the aggregate purchases and sales of investments in the Fund during the year ended August 31, 2025, $8,066,652 were purchases of long-term U.S. Government securities and $8,631,080 were sales of long-term U.S. Government securities.

13

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
4. INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser provides a continuous investment program the Fund’s asset in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser investment advisory fees at an annual rate of 0.79% based on its average daily net assets, computed daily and payable monthly.
The Adviser has entered into a Sub-Advisory Agreement with the Subadvisor, whereby the Subadvisor will provide investment management and asset allocation advice to the Fund. The Advisor pays, out of the investment advisory fee it receives from the Fund, a fee for these sub-advisory fees. Pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor fees at an annual rate of 0.59% based on its average daily net assets, computed daily and payable monthly.
Additionally, the Trust has amended the Management Services Agreement with the Adviser effective November 1, 2024. Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Prior to November 1, 2024 under the Management Services Agreement, the Trust paid Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000.
The Fund is responsible for its own operating expenses. The Fund has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the annual rate of 1.12% for the Investor Class Shares and 0.87% for Institutional Class Shares multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Subadviser recouped, waived and the amounts available for potential recoupments by the Subadviser.

		Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
Expenses Recouped	Expenses Reimbursed	August 31, 2026	August 31, 2027	August 31, 2028
$ —	$271,920	$322,570	$276,835	$271,920	$871,325

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of August 31, 2025 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets. The Investor Class shares of the Fund pay a fee of 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

14

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
5. VALUATION MEASUREMENTS
The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions about the assumptions in determining fair value of investments
To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.
The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investment Companies	$49,439,371	$—	$ —	$49,439,371
Common Stocks	40,544,831	—	—	40,544,831
Corporate Bonds	—	23,884,775	—	23,884,775
U.S. Treasury Securities	7,824,891	—	—	7,824,891

For further detail on each asset class, see Schedule of Investments.
The Fund also follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
6. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

15

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025(Continued)
In this reporting period, the Trust adopted Financial Accounting Standards Board ASU 2023-07, Segment Reporting (Topic 280). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Direxion Funds Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
7. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
The Fund paid an income distribution with a record date of August 29, 2025 and ex-date and payable date of September 2, 2025 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.065 per share.
The Fund paid an income distribution with a record date of September 30, 2025 and ex-date and payable date of October 1, 2025 to its Investor Class shareholders in the amount of $0.0612 per share and to its Institutional Class shareholders in the amount of $0.065 per share.

16

DIREXION FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Hilton Tactical Income Fund and the Board of Trustees of Direxion Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Hilton Tactical Income Fund (the “Fund”) (one of the funds constituting Direxion Funds (the “Trust”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Direxion Funds) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
October 24, 2025

17

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website www.direxion.com.
FEDERAL TAX INFORMATION
For the fiscal period ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 21.30% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2025, was 13.27% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.direxion.com. Information on how the Fund voted proxies related to portfolio securities during the period ended August 31, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

18

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board” or “Trustees”) of the Direxion Funds (the “Trust”) annually considers the renewal of the Amended & Restated Investment Advisory Agreement (the “Advisory Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust and the Subadvisory Agreement between the Adviser and Hilton Capital Management, LLC (the “Subadviser”) (the “Subadvisory Agreement” and collectively with the Advisory Agreement, the “Agreements”) on behalf of the Hilton Tactical Income Fund (the “Fund”), a series of the Trust.
At a meeting held on August 20, 2025, the Board, including the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Advisory Agreement between the Trust and the Adviser and the Subadvisory Agreement between the Adviser and Subadviser, on behalf of the Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreements outside the presence of representatives of the Adviser and Subadviser and Fund management in executive sessions held on August 6, and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreements were fair and reasonable and that the renewal of the Agreements would be in the best interests of the Fund’s shareholders.
In considering whether to renew the Agreements, the Board requested, and the Adviser and Subadviser provided, information that the Board, Adviser, and Subadviser reasonably believed to be necessary to evaluate the Agreements. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser and Subadviser to the Fund;
•	The level of attention required by the Adviser and Subadviser, given the actively managed nature of the Fund’s investment objective;
•	Information about the professional qualifications of the Adviser’s and Subadviser’s management teams and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual fee rate for the prior year;
•
Information regarding advisory fees earned by the Adviser and Subadviser in connection with providing services to the Fund for the two prior fiscal years and fiscal year to date, including reimbursements and waivers made by the Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

•
Information regarding services provided by and the fees paid by the Fund to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreements;

•	Fund performance information, including relative to a benchmark index;

19

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
•
Comparative industry fee and performance data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and principal strategy (each a “Peer Fund” and collectively, its “Peer Group”);

•
Information regarding the financial condition and profitability of both the Adviser and Subadviser, including the extent to which economies of scale are shared with the Fund through the Expense Cap Agreement; and

•	Information regarding how the Adviser monitors the Subadviser’s and Fund’s compliance with regulatory requirements and Trust policies and procedures.
The Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and regular Board meetings in connection with its routine oversight of the Fund. In this regard, the Trustees considered that they receive at least quarterly reports on the Fund’s performance and information bearing on the Adviser’s, Subadviser’s, and Fund’s regulatory compliance. The Board received a memorandum from counsel regarding the responsibilities of the Board with respect to the approval of the Agreements and participated in a question-and-answer session with representatives of the Adviser. The Board considered the Subadviser’s annual presentation to the Board, at which the Trustees meet with various members of the Subadviser’s portfolio management team. The Board carefully evaluated the relevant information and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
The Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser and Subadviser; (2) the investment performance of the Fund; (3) the profit earned or loss experienced by each of the Adviser and Subadviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreements compare in terms of services and fees with the advisory arrangements of Peer Funds and how the Subadvisory Agreement compares in terms of services and fees with contracts entered into by the Subadviser with other clients (such as other institutional investors); and (6) other benefits derived or that may be derived by the Adviser or Subadviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its renewal of the Agreements, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s and the Subadviser’s business, assets under management, financial resources and capitalization, the experience, quality and quantity of personnel, the complexity of the Fund’s investment strategy, and the adequacy of the Adviser’s and Subadviser’s risk and compliance systems and processes. In reviewing the quality of the Adviser’s personnel, operations, systems, and processes, the Board considered that its systems and processes have been consistently enhanced over time.
The Board reviewed the scope of services provided by the Adviser and Subadviser to the Fund under the Agreements and considered that there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s and Subadviser’s representations that they would continue to provide services to the Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the Fund’s operations and the evolving competitive and regulatory landscape.
In considering the nature, extent and quality of the services to be provided under the Subadvisory Agreement by the Subadviser, the Board considered that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) adhering to the Fund’s compliance policies and procedures; (4) maintaining the required books and records for transactions affected by Subadviser on behalf of the Fund; and (5) selecting broker-dealers to execute orders and obtaining best execution on behalf of the Fund. In evaluating the Subadviser, the Board considered the size and experience of the Subadviser’s portfolio management staff, the portfolio management staff’s credentials and expertise as relevant to the Fund’s investment objective and strategies, and the Subadviser’s ability to recruit, train and retain high-quality investment personnel. The Board also considered the Subadviser’s affiliation with the Adviser.

20

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
The Board considered that the Adviser oversees the operation of the Fund, including the Subadviser. With regard to compliance services in particular, the Board observed that it annually considers each of the Adviser’s and Subadviser’s compliance program as it pertains to the Fund. In addition, the Board considered that the Adviser conducts quarterly compliance reviews of the Subadviser, has regular contact with the Subadviser and monitors the Fund’s holdings and the Subadviser’s operations.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to the Fund by the Adviser and the subadvisory fee rate payable to the Subadviser by the Adviser in light of the investment advisory services provided by them. The Board considered the investment advisory fee rate payable to the Adviser by the Fund in light of fee rates paid by Peer Funds. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Fund’s contractual advisory fee rate, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered that the Fund’s net expense ratio and contractual advisory fee rate were each below the median and average of its Peer Group during the last year. The Board considered that the Adviser had agreed to limit the total expenses of the Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under an Operating Expense Limitation Agreement. The Board also considered that, for all periods reviewed, the Fund was operating above the expense cap established by the applicable Expense Cap Agreement and benefitting from fee waivers and/or expense reimbursements by the Adviser.
Performance of the Fund. The Board considered the performance information for the Fund and compared it to the returns of funds included in the Peer Group. The Board considered performance reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board evaluated the performance of the Fund relative to: (1) returns of its benchmark index for the year-to-date, one-, three-, five- and ten-year periods ended June 30, 2025; and (2) returns of the Peer Group for the year-to-date, one-, three-, five- and ten-year periods ended June 30, 2025. The Board also evaluated the Fund’s since inception performance information for the period ended June 30, 2025. The Board considered that the Fund’s performance was in the third quartile for the year-to-date and ten-year periods, and in the second quartile for the one-, three- and five-year periods and that the Fund underperformed its benchmark for all periods reviewed. The Board considered information from the Subadviser regarding the differences between the Fund’s investment strategy and its benchmark and considered the impact of such differences on the comparative performance data. The Board considered that the same Peer Group was used to evaluate both performance and the advisory fees paid by the Fund. After reviewing the performance of the Fund, the Board concluded that the performance of the Fund was satisfactory.
Costs of Services Provided to the Fund and Profits Realized by the Adviser and Subadviser. The Board reviewed information about and considered the profitability of the Fund to the Adviser and Subadviser based on the fee rates payable under the Agreements. The Board considered information regarding the Adviser’s and Subadviser’s profit margin as reflected in their profitability analyses. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund, noting that the Adviser had recently reviewed and refined its expense allocation methodology. In order to assess the reasonableness of the profitability of the Fund and the Trust to the Adviser and Subadviser, the Board considered the significant drivers of cost for them, including, but not limited to, their acceptance of entrepreneurial risk, their expenditure of intellectual capital, regulatory compliance and risk mitigation. Based on its review, the Board concluded that the profitability of the Fund to the Adviser and Subadviser was, in each case, reasonable in light of the services provided to the Fund.
Economies of Scale. The Board considered the Adviser’s fee rate schedule for the Fund and considered the absence of breakpoints in the schedule. The Board accordingly considered the extent to which, during the one-year renewal term of the Agreements, economies of scale or other efficiencies may result from increases in the Fund’s net assets and be shared with Fund shareholders. In this regard, the Board considered the relatively small size of the Fund, the Board concluded that the Fund had not yet achieved a sufficient asset level to realize economies of scale, but that it would continue to monitor the Fund’s assets under management and asset growth in order to assess whether breakpoints may be warranted in the future.
Other Benefits. The Board considered any indirect or “fall-out” benefits that the Adviser or Subadviser, or their affiliates, may derive from their relationship with the Fund. In this regard, the Board considered that the Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also

21

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)(Continued)
considered that the Adviser and Subadviser may leverage their personnel and infrastructure to manage other accounts and may leverage their relationships with the financial services industry, which are partially a function of their activities on behalf of the Fund, to build relationships in the industry for themselves and their affiliates, which may benefit business lines that are not related to the Fund.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreements are fair and reasonable to the Fund in light of the nature, extent and quality of the services to be performed, the fee rate to be paid, the Adviser’s and Subadviser’s expenses and profitability, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreements.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	October 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	October 28, 2025

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	October 28, 2025